Future accounting developments	3 Months Ended
Jan. 31, 2019
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Future accounting developments
5.	Future accounting developments

There are no significant updates to the future accounting developments disclosed in Note 5 of the Bank’s audited consolidated financial statements in the 2018 Annual Report, other than the following:

IFRS 17 – Insurance Contracts

The Bank is required to adopt IFRS 17 Insurance Contracts on November 1, 2021. The standard will impact the Bank’s Canadian and international insurance businesses. The standard impacts the recognition and measurement of insurance contracts.

On November 14, 2018 the IASB tentatively decided to defer the effective date, by one year, to annual periods on or after January 1, 2022. The deferral is subject to public consultation during 2019. The IASB, based on feedback from stakeholders, continues to deliberate on potential changes to the standard. The Bank will continue to monitor developments related to the standard and provide further updates as final decisions are published by the IASB.